Special Items (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Special Items [Line Items]
Impairment and derecognition of assets	$ 297	$ 3	$ 20
Impairment of other investments	3	0	0
Retrenchment and related costs	88	1	4
Legal fees (recoveries) and other costs related to contract terminations and settlement costs	71	11	(1)
Write-down of inventories	3	12	11
Net (profit) loss on disposal of assets	(8)	(4)	(1)
Royalties received (note 3)	(18)	(9)	(4)
Indirect tax expense (recoveries)	2	(2)	(20)
Repurchase premium and cost on settlement of debt facilities	88	110	96
Other	0	0	1
Special items	438	42	71
Impairment and derecognition of tangible assets	253
Impairment and derecognition of intangible assets	9
Impairment and derecognition of assets held for sale	35
Debt Settlement Cost
Special Items [Line Items]
Repurchase premium and cost on settlement of debt facilities	$ 0	$ 30	$ 61